Interest Expenses	12 Months Ended
Mar. 31, 2025
Interest Expenses [Abstract]
INTEREST EXPENSES

NOTE 18 — INTEREST EXPENSES

	Year ended March 31,
	2025	2024	2023
	US$	US$	US$
Interest on lease liabilities	15,870	19,860	21,029
Interest on bank loans	60,541	35,673	25,874
Other interest expenses	153	17	1
Total	76,564	55,550	46,904